Acquisitions (Acquired Loans At Acquisition) (Details) (USD $)	Dec. 31, 2012	May 31, 2012 Virginia Savings Bank [Member]
Business Acquisition [Line Items]
Contractually required principal and interest	$ 10,758,000	$ 11,567,000
Contractual cash flows not expected to be collected (non-accretable difference)	(1,917,000)	(3,973,000)
Expected cash flows	8,841,000	7,594,000
Interest component of expected cash flows (accretable difference)		(954,000)
Estimated fair value of purchased credit impaired loans acquired		6,640,000
Estimated fair value of performing loans acquired (contractual balance of $72.5 million)		66,823,000
Estimated fair value of loans acquired		73,463,000
Contractual balance		$ 72,500,000